Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Marketable Securities [Abstract]
Marketable securities, cost	$ 5,982
Marketable securities, market value	6,168
Unrealized gain (loss) on marketable securities	186		(21)
Proceeds from sale of marketable securities	2,361	4,251	13,509
Realized gain from sale of marketable securities	$ 360	$ 22	$ 853